Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	China Eastern Airlines Corporation Limited
Entity Central Index Key	0001030475
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Entity Address, Country	CN
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	F4
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	5/F, Block A2, Northern District, CEA Building
Entity Address, Address Line Two	36 Hongxiang 3rd Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity File Number	1-14550
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP	Ernst & Young Hua Ming LLP
Auditor Firm ID	1424	1408
Auditor Location	Shanghai, the People’s Republic of China	Shanghai, the People’s Republic of China
Entity Address, Postal Zip Code	201100
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	5/F, Block A2, Northern District, CEA Building
Entity Address, Address Line Two	36 Hongxiang 3rd Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Local Phone Number	6268-6268
Contact Personnel Fax Number	(8621) 6268-6116
City Area Code	8621
Contact Personnel Name	Zhou Qimin
Contact Personnel Email Address	ir@ceair.com
Entity Address, Postal Zip Code	201100
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	CEA
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Ordinary H Shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary H Shares, par value RMB1.00 per share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	5,176,777,777
No Trading Symbol Flag	true
Ordinary Domestic Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,697,662,301